Intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible assets
Intangible Assets
	Concession right	Transmission lines and electrical substations for wind farms	Turbogas and turbosteam supply agreements for thermal station Brigadier López	Total
	ARS 000	ARS 000	ARS 000	ARS 000

Cost

01-01-2022	151,577,773	12,369,145	75,967,699	239,914,617
Transfers	-	14,723	-	14,723	(1)
12-31-2022	151,577,773	12,383,868	75,967,699	239,929,340

Transfers	-	-	-	-
12-31-2023	151,577,773	12,383,868	75,967,699	239,929,340

Amortization and impairment

01-01-2022	138,938,117	2,199,490	62,140,816	203,278,423
Amortization for the year	6,319,828	619,504	5,394,826	12,334,158
Impairment	-	104,307	-	104,307
12-31-2022	145,257,945	2,923,301	67,535,642	215,716,888

Amortization for the year	5,529,849	615,515	-	6,145,364
(Impairment reversal) / Impairment	-	(98,394)	2,209,412	2,111,018
12-31-2023	150,787,794	3,440,422	69,745,054	223,973,270

Net book value

12-31-2022	6,319,828	9,460,567	8,432,057	24,212,452
12-31-2023	789,979	8,943,446	6,222,645	15,956,070